Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2022
Foreign currencies

The presentation and functional currency of the Company is the US dollar.

The Company has primarily expended its cash on international exploration projects and historically generated its equity funding in US dollars. The Company expects to sell graphite priced in US dollars once the Molo Graphite Mine achieves production. The Company office is located in Canada and the Company expends a portion of its payroll, professional and general and administrative costs in Canadian dollars, which are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of transactions are used. The Company functional currency of the Mauritius subsidiaries is the United States dollar. The functional currency of the Madagascar subsidiaries is the Madagascar Ariary. Transfers of cash from the Company to its subsidiaries is typically completed using US dollars. All Ariary transactions are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of transactions are used.

For the purpose of presenting consolidated financial statements, subsidiary company assets and liabilities are expressed in United States dollars using the prevailing exchange rates at the end of the reporting period. Any exchange differences that arise are recognized in other comprehensive income and cumulative translation adjustment in equity.

At the end of each reporting period, the Company translates foreign currency balances as follows:

•	monetary items are translated at the closing rate in effect at the consolidated statement of financial position;
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non-monetary items that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction. Items measured at fair value are translated at the exchange rate in effect at the date the fair value was measured; and

•	revenue and expense items are translated using the average exchange rate during the period.

The intercompany loans made to the subsidiary companies are considered part of the parent company’s net investment in a foreign operation as the Company does not plan to settle these balances in the foreseeable future. As a result of this assessment, the unrealized foreign exchange gains and losses on the intercompany loans are recorded through comprehensive income (loss). If the Company determined that settlement of these amounts was planned or likely in the foreseeable future, the resultant foreign exchange gains and losses would be recorded through the consolidated statement of operations and comprehensive income (loss).

Cash equivalents	The Company considers cash equivalents to be cash and highly liquid investments with original maturities of three months or less.
Prepayments and deposits

The Company makes prepayments and deposits to suppliers of services. These are recognized as prepayments when made and recognized as expenses when received. Prepayments and deposits on assets that are long term in nature are recorded as long-term prepayments and deposits.

Financial instruments

Financial assets and financial liabilities are recognised when the Company becomes a party to the contractual provisions of the financial instrument. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. Financial liabilities are derecognized when the obligation under the liability is extinguished, discharged, cancelled or expired. Gains and losses on derecognition of financial assets and financial liabilities are recognized within financing income and financing expense, respectively.

Management determines the classification of financial assets and financial liabilities at initial recognition and, except in very limited circumstances, the classification is not changed subsequent to initial recognition. The classification depends on the purpose for which the financial instruments were acquired, their characteristics and/or management’s intent. Transaction costs with respect to instruments not classified as fair value through profit or loss are recognized as an adjustment to the cost of the underlying instruments and amortized using the effective interest method.

The Company’s financial instruments were classified in the following categories:

Financial assets measured at fair value through profit or loss (FVTPL):

An instrument is classified as fair value through profit or loss if it is held for trading or is designated as such upon initial recognition. A financial asset is classified as fair value through profit or loss if acquired principally for the purpose of selling in the short term or if so, designated by management. All derivative financial instruments fall into this category, except for those designated and effective as hedging instruments.

Financial instruments included in this category are initially recognized at fair value and transaction costs are taken directly to earnings along with gains and losses arising from changes in fair value. All changes in their fair value are recorded through the consolidated statement of operations and comprehensive income (loss).

The following financial assets are measured at fair value through profit or loss:

•	Cash and cash equivalents

Financial assets measured at amortized cost:

Financial assets measured at amortized cost are initially recognized at fair value net of transaction costs and are subsequently measured at amortized cost. Interest revenue on advances and loans receivable are recognized using the effective interest method.

The following financial assets are measured at amortized cost:

•	Amounts receivable (excluding sales taxes)

Impairment of financial assets measured at amortized costs:

At each reporting date, the Company assesses whether there is any objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is impaired if there is objective evidence that the estimated future cash flows of the financial asset or the group of financial assets have been negatively impacted. Evidence of impairment may include indications that debtors are experiencing financial difficulty, default or delinquency in interest or principal payments, or other observable data which indicates that there is a measurable decrease in the estimated future cash flows.

If an impairment loss has occurred, the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate. If a financial asset has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate.

The carrying amount of the asset is reduced through the use of an allowance account, and the loss is recognized in financing expense. Interest income continues to be accrued on the reduced carrying amount using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. The interest income is recorded as part of financing income. Loans together with the associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Company.

If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If an impairment is later recovered, the recovery is credited to financing income.

The Company recognizes a loss allowance for the expected credit losses associated with its financial assets. Credit losses are defined as the difference between all the contractual cash flows that are due to an entity and the cash flows that it expects to receive. This difference is discounted at the original effective interest rate (or credit adjusted effective interest rate for purchased or originated credit-impaired financial assets). Expected credit losses are measured to reflect a probability-weighted amount, the time value of money, and reasonable and supportable information regarding past events, current conditions, and forecasts of future economic conditions. In applying this forward-looking approach, a distinction is made between:

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financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk, whereby ‘12-month expected credit losses’ are recognized (‘Stage 1’)

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financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low, whereby ‘lifetime expected credit losses’ are recognized (‘Stage 2’); and

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financial assets that have objective evidence of impairment at the reporting date, whereby the asset is written off as there is no reasonable expectation of recovering all or any portion thereof (‘Stage 3’)

The Company applied the simplified approach in accounting for amounts receivables and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. The Company uses its historical experience, external indicators and forward- looking information to calculate the lifetime expected credit losses using a provision matrix.

For financial assets assessed as impaired at the reporting date, the Company continues to recognize a loss allowance equal to lifetime expected credit losses.

Loss allowances for expected credit losses are presented in the consolidated statement of financial position as a deduction from the gross carrying amount of the financial asset.

Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value net of transaction costs and are subsequently measured at amortized cost using the effective interest method except for derivatives and financial liabilities designated as FVTPL.

All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in the consolidated statement of operations and comprehensive income (loss) are included within accretion of deferred obligation, finance costs or finance income.

The following financial liabilities are measured at amortized cost:

•	Accounts payable
•	Accrued liabilities
•	Provisions
•	Royalty obligation
•	Short term debt

Financial liabilities measured at fair value through profit or loss:

Financial liabilities designated as FVTPL are initially recognized at fair value and transaction costs are taken directly to the consolidated statement of operations and comprehensive income (loss) along with gains and losses arising from changes in fair value. Derivative instruments, including embedded derivatives, are recorded at fair value unless exempted from derivative treatment as normal purchase and sale. All changes in their fair value are recorded through the consolidated statement of operations and comprehensive income (loss).

The following financial liabilities are measured at fair value through profit or loss:

•	Warrant derivative financial liabilities

Fair value measurement

Financial instruments recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

•	Level 1 - valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities;
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Level 2 - valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3 - valuation techniques using inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The binomial and Black Scholes valuation techniques are permitted under IFRS for fair value calculations.

As of June 30, 2022, and 2021, only cash and cash equivalents, which is a Level 1 financial instrument, and the warrant liability, which is a Level 3 financial instrument, are recorded at fair value on the consolidated statements of financial position.

Exploration and evaluation expenditures

Exploration and evaluation expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, diamond drilling and other work involved in searching for ore. Evaluation expenditures are the costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition.

Exploration and evaluation expenditures are expensed as incurred unless it can be demonstrated that the project will generate future economic benefit. When it is determined that a project can generate future economic benefit the costs are capitalized in the property, plant and mine development line item in the consolidated statements of financial position.

The exploration and evaluation phase ends when the technical feasibility and commercial viability of extracting the mineral is demonstrable.

Mine Development Expenditures

Mine development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities for extracting, treating, gathering, transporting and storing the minerals. The development stage of a mine commences when the technical feasibility and commercial viability of extracting the mineral resource has been determined.

Costs that are directly attributable to mine development are capitalized to the extent that they are necessary to bring the property to commercial production. Abnormal costs are expensed as incurred. Indirect costs are included only if they can be directly attributed to the area of interest. General and administrative costs are capitalized as part of the development expenditures when the costs are directly attributed to a specific mining development project.

Commercial Production

A mine construction project is considered to have entered the production stage when the mine construction assets are available for use. In determining whether mine construction assets are considered available for use, the criteria considered include, but are not limited to, the following:

•	completion of a reasonable period of testing mine plant and equipment;
•	ability to produce minerals in saleable form (within specifications); and
•	ability to sustain ongoing production of minerals.

When a mine construction project moves into the production stage, amortization commences, the capitalization of certain mine construction costs ceases, and expenditures are either capitalized to inventories or expensed as incurred. Exceptions include costs incurred for additions or improvements to property, plant, equipment, and mine development and for open-pit stripping activities.

Mining properties, plant and equipment

Mining Properties

The cost of mining properties includes the fair value attributable to proven and probable mineral reserves and mineral resources acquired in a business combination or asset acquisition, underground mine development costs, deferred stripping, capitalized exploration and evaluation costs and capitalized borrowing costs.

Significant payments related to the acquisition of land and mineral rights are capitalized as mining properties at cost. If a mineable ore body is discovered, such costs are amortized to income when commercial production commences, using the units-of-production method, based on estimated proven and probable mineral reserves and the mineral resources included in the current life of mine plan. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined that the property has no future economic value.

Plant and Equipment

Expenditures for new facilities and improvements that can extend the useful lives of existing facilities are capitalized as plant and equipment at cost. The cost of an item of plant and equipment includes: its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates; any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and the estimate of the costs of dismantling and removing the item and restoring the site on which it is located other than costs that arise as a consequence of having used the item to produce inventories during the period.

An item of plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of operations and comprehensive income (loss) when the asset is derecognized.

Amortization of an asset begins when the asset is in the location and condition necessary for it to operate in the manner intended by management. Amortization ceases at the earlier of the date the asset is classified as held for sale or the date the asset is derecognized. Assets under construction are not amortized until the earlier of the end of the construction period or once commercial production is achieved. Amortization is charged according to either the units-of-production method or on a straight-line basis, according to the pattern in which the asset’s future economic benefits are expected to be consumed. The amortization method applied to an asset is reviewed at least annually.

Useful lives of plant and equipment are based on the lesser of the estimated mine lives as determined by proven and probable mineral reserves and the mineral resources included in the current life of mine plan and the estimated useful life of the asset. The following sets out the useful lives of certain assets:

•	Exploration and evaluation equipment	3 to 5 years
•	Office equipment	3 to 5 years
•	Vehicles	5 to 10 years
•	Right of use assets	4 to 50 years
•	Processing plant	1 to 30 years

Assets Under Construction

Cost components of a specific project that are included in the capital cost of the asset include salaries and wages directly attributable to the project, supplies and materials used in the project, and incremental overhead costs that can be directly attributable to the project.

Assets under construction are not amortized until the earlier of the end of the construction period or once commercial production is achieved. Upon achieving the production stage, the capitalized construction costs are transferred to the appropriate category within property, plant, equipment and mine development.

Borrowing Costs

Borrowing costs are capitalized to qualifying assets. Qualifying assets are assets that take a substantial period of time to prepare for the Company’s intended use, which includes projects that are in the exploration and evaluation, development or construction stages. Borrowing costs attributable to the acquisition, construction or production of qualifying assets are added to the cost of those assets until such time as the assets are substantially ready for their intended use. All other borrowing costs are recognized as finance costs in the period in which they are incurred. Where the funds used to finance a qualifying asset form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to the relevant borrowings during the period.

Deferred Stripping

In open pit mining operations, it is necessary to remove overburden and other waste materials to access ore from which minerals can be extracted economically. The process of mining overburden and waste materials is referred to as stripping.

During the development stage of the mine, stripping costs are capitalized as part of the cost of building, developing and constructing the mine and are amortized once the mine has entered the production stage.

During the production stage of a mine, stripping costs are recorded as a part of the cost of inventories unless these costs are expected to provide a future economic benefit and, in such cases, are capitalized to property, plant and mine development.

Production stage stripping costs provide a future economic benefit when:

•	It is probable that the future economic benefit (e.g., improved access to the ore body) associated with the stripping activity will flow to the Company;
•	The Company can identify the component of the ore body for which access has been improved; and
•	The costs relating to the stripping activity associated with that component can be measured reliably.

Capitalized production stage stripping costs are amortized over the expected useful life of the identified component of the ore body that becomes more accessible as a result of the stripping activity.

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether:

•	The contract involves the use of an explicitly or implicitly identified asset;
•	The Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the contract term;
•	The Company has the right to direct the use of the asset.

The Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease (i.e. the date the underlying asset is available for use).

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the initial amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life and the lease term. Right-of-use assets are subject to impairment.

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease payments include fixed payments, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees and the exercise price of a purchase option reasonably certain to be exercised by the Company.

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the fixed lease payments or a change in the assessment to purchase the underlying asset.

The Company presents right-of-use assets in the plant and equipment line item on the consolidated statements of financial position and lease liabilities in the lease obligations line item on the consolidated statements of financial position.

The Company has elected not to recognize right-of-use assets and lease liabilities for leases that have a lease term of 12 months or less and do not contain a purchase option or for leases related to low value assets. Lease payments on short-term leases and leases of low value assets are recognized as an expense in the consolidated statements of operations and comprehensive income (loss).

Reclamation provisions

Asset retirement obligations (‘‘AROs’’) arise from the acquisition, development and construction of mining properties and plant and equipment due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The major parts of the carrying amount of AROs relate to tailings closure and rehabilitation, demolition of buildings and mine facilities, ongoing water treatment and ongoing care and maintenance of closed mines. The Company recognizes an ARO at the time the environmental disturbance occurs or a constructive obligation is determined to exist based on the Company’s best estimate of the timing and amount of expected cash flows expected to be incurred. When the ARO provision is recognized, the corresponding cost is capitalized to the related item of property, plant and equipment. Reclamation provisions that result from disturbance in the land to extract ore in the current period is included in the cost of inventories.

The timing of the actual environmental remediation expenditures is dependent on a number of factors such as the life and nature of the asset, the operating licence conditions and the environment in which the mine operates. Reclamation provisions are measured at the expected value of future cash flows discounted to their present value using a risk-free interest rate. AROs are adjusted each period to reflect the passage of time (accretion). Accretion expense is recorded in finance costs each period. Upon settlement of an ARO, the Company records a gain or loss if the actual cost differs from the carrying amount of the ARO. Settlement gains or losses are recorded in the consolidated statements of operations and comprehensive income (loss).

Expected cash flows are updated to reflect changes in facts and circumstances. The principal factors that can cause expected cash flows to change are the construction of new processing facilities, changes in the quantities of material in mineral reserves and mineral resources and a corresponding change in the life of mine plan, changing ore characteristics that impact required environmental protection measures and related costs, changes in water quality that impact the extent of water treatment required and changes in laws and regulations governing the protection of the environment.

Each reporting period, provisions for AROs are remeasured to reflect any changes to significant assumptions, including the amount and timing of expected cash flows and risk-free interest rates. Changes to the reclamation provision resulting from changes in estimate are added to or deducted from the cost of the related asset, except where the reduction of the reclamation provision exceeds the carrying value of the related assets in which case the asset is reduced to nil and the remaining adjustment is recognized in the consolidated statements of operations and comprehensive income (loss).

Environmental remediation liabilities (‘‘ERLs’’) are differentiated from AROs in that ERLs do not arise from environmental contamination in the normal operation of a long-lived asset or from a legal or constructive obligation to treat environmental contamination resulting from the acquisition, construction or development of a long-lived asset. The Company is required to recognize a liability for obligations associated with ERLs arising from past acts. ERLs are measured by discounting the expected related cash flows using a risk-free interest rate. The Company prepares estimates of the timing and amount of expected cash flows when an ERL is incurred. Each reporting period, the Company assesses cost estimates and other assumptions used in the valuation of ERLs to reflect events, changes in circumstances and new information available. Changes in these cost estimates and assumptions have a corresponding impact on the value of the ERLs. Any change in the value of ERLs results in a corresponding charge or credit to the consolidated statements of operations and comprehensive income (loss). Upon settlement of an ERL, the Company records a gain or loss if the actual cost differs from the carrying amount of the ERLs in the consolidated statements of operations and comprehensive income (loss).

The Company’s operations are subject to environmental regulations in Madagascar. As at the date of these financial statements, the Company did not have any environmental rehabilitation obligations (ERLs) and had no asset retirement obligations (AROs).

Provisions and contingent liabilities

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where appropriate, the future cash flow estimates are adjusted to reflect risks specific to the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money. Where discounting is used, the increase in the provision due to the passage of time is recognized as financing expense. A contingent liability is disclosed where the existence of an obligation will only be confirmed by future events or where the amount of the obligation cannot be measured with reasonable reliability. Contingent assets are not recognized but are disclosed where an inflow of economic benefits is probable.

Warrant liabilities

The Company issued share purchase warrants with an exercise price denominated in a currency other than its functional currency. As a result, the warrants are no longer considered solely indexed to the Company’s common shares and are classified as financial liabilities and recorded at the estimated fair value at each reporting date using the Black Scholes valuation model and Level 3 inputs on the financial instrument hierarchy. The Company records the change in fair value of the warrant liability as a component of other income and expense on the consolidated statement of operations and comprehensive income (loss).

Impairment of long-lived assets

A Cash Generating Unit (“CGU”) is defined as the smallest identifiable group of assets that are able to generate cash inflows. If an active market exists for the output produced by an asset or group of assets, that asset or group of assets shall be identified as a CGU, even if some or all of the output is used internally. At the end of each reporting period the Company assesses whether there is any indication that long-lived assets other than goodwill may be impaired. If an indicator of impairment exists, the recoverable amount of the asset is calculated in order to determine if any impairment loss is required. If it is not possible to estimate the recoverable amount of the individual asset, assets are grouped at the CGU level for the purpose of assessing the recoverable amount. An impairment loss is recognized for any excess of the carrying amount of the CGU over its recoverable amount. If the CGU includes goodwill, the impairment loss related to a CGU is first allocated to goodwill and the remaining loss is allocated on a pro-rata basis to the remaining long-lived assets of the CGU based on their carrying amounts. Impairment losses are recorded in the consolidated statements of operations and comprehensive income (loss) in the period in which they occur.

Any impairment charge that is taken on a long-lived asset other than goodwill is reversed if there are subsequent changes in the estimates or significant assumptions that were used to recognize the impairment loss that result in an increase in the recoverable amount of the CGU. If an indicator of impairment reversal has been identified, the recoverable amount of the asset is calculated in order to determine if any impairment reversal is required. A recovery is recognized to the extent the recoverable amount of the asset exceeds its carrying amount. The amount of the reversal is limited to the difference between the current carrying amount and the amount which would have been the carrying amount had the earlier impairment not been recognized and amortization of that carrying amount had continued. The impairment reversal is allocated on a pro-rata basis to the existing long-lived assets of the CGU based on their carrying amounts. Impairment reversals are recorded in the consolidated statements of operations and comprehensive income (loss) in the period in which they occur.

Share-based compensation

The Company offers equity-settled awards such as stock options and restricted share units to certain employees, officers and directors of the Company through its Long-Term Incentive Plan (“LTIP”).

Stock options

The Company’s LTIP provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Options have exercise prices equal to the market price on the day prior to the date of grant. The fair value of these options is recognized in the consolidated statements of operations and comprehensive income (loss) or in the consolidated statements of financial position if capitalized as part of property, plant and mine development over the applicable vesting period as a compensation cost. Any consideration paid by employees on exercise of options or purchase of common shares is credited to share capital.

The fair value of share-based compensation is determined at the date of grant using the Black-Scholes option valuation model. Equity- settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where this fair value cannot be measured reliably, in which case they are measured at the fair value of the equity instruments granted, as at the date the Company obtains the goods or the counterparty renders the service. The fair value of the share- based compensation is only re-measured if there is a modification to the terms of the instrument, such as a change in exercise price or legal life. The fair value of the share-based compensation is recognized as an expense over the expected vesting period with a corresponding entry to shareholders’ equity.

Restricted share units (RSUs)

The Company’s LTIP provides for the granting of restricted share units (“RSU”) to directors, officers, employees and service providers to purchase common shares. RSUs are subject to vesting requirements based on specific performance measurements by the Company. The fair value for the portion of the RSUs related to market conditions is based on the application of pricing models at the grant date and the fair value for the portion related to non-market conditions is based on the market value of the shares at the grant date. Compensation expense is based on the current best estimate of the outcome for the specific performance measurement established by the Company and is recognized over the vesting period based on the number of units estimated to vest. The cost of the RSUs is recorded within equity until settled. Equity-settled awards are not remeasured subsequent to the initial grant date.

Income taxes

Income tax comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive income, in which case the income tax is also recognized directly in equity or other comprehensive income.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years. Current tax assets and current tax liabilities are only offset if a legally enforceable right exists to offset the amounts and the Company intends to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Deferred tax is recognized in respect of all qualifying temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are recognized to the extent that it is probable that the assets can be recovered. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

Deferred tax assets are recognized to the extent future recovery is probable. At each reporting period end, deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Net income (loss) per share

Basic net income (loss) per share is calculated by dividing net income (loss) for a given period by the weighted average number of common shares outstanding during that same period. Diluted net income (loss) per share reflects the potential dilution that could occur if holders with rights to convert instruments to common shares exercise these rights. The weighted average number of common shares used to determine diluted net income (loss) per share includes an adjustment, using the treasury stock method, for outstanding stock options and warrants.

Under the treasury stock method:

•	the exercise of stock options and warrants is assumed to occur at the beginning of the period (or date of issuance, if later);
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the proceeds from the exercise of stock options and warrants plus the future period compensation expense on stock options and warrants granted are assumed to be used to purchase common shares at the average market price during the period; and

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the incremental number of common shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) is included in the denominator of the diluted net income (loss) per share calculation.

Recently Issued Accounting Pronouncements

Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16)

On May 14, 2020, the IASB issued Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16)that clarify the accounting for the net proceeds from selling any items produced while bringing an item of property, plant and mine development to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments prohibit entities from deducting amounts received from selling items produced from the cost of property, plant and mine development while the Company is preparing the asset for its intended use. Instead, sales proceeds and the cost of producing these items will be recognized in the consolidated statements of operations and comprehensive income (loss). The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The amendments apply retrospectively, but only to assets brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the consolidated financial statements in which the Company first applies the amendments. The Company is evaluating the extent of the impact of the amendments on its Consolidated financial statements.